- FARMER MAC GUARANTEED SECURITIES AND USDA GUARANTEED SECURITIES	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Farmer Mac Guaranteed Securities and USDA Guaranteed Securities Disclosure
FARMER MAC GUARANTEED SECURITIES AND USDA SECURITIES

The following tables set forth information about on-balance sheet Farmer Mac Guaranteed Securities and USDA Securities as of December 31, 2013 and 2012:

Table 5.1

	December 31, 2013
	Unpaid Principal Balance	Unamortized Premium/(Discount)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
	(in thousands)
Available-for-sale:
AgVantage	$5,066,855	$125	$5,066,980	$64,051	$(60,665)	$5,070,366
Farmer Mac Guaranteed USDA Securities	21,089	(518)	20,571	669	(6)	21,234
Total Farmer Mac Guaranteed Securities	5,087,944	(393)	5,087,551	64,720	(60,671)	5,091,600
USDA Securities	1,590,433	4,585	1,595,018	2,753	(44,102)	1,553,669
Total available-for-sale	6,678,377	4,192	6,682,569	67,473	(104,773)	6,645,269
Trading:
USDA Securities	55,373	4,972	60,345	193	(2,194)	58,344
Total Farmer Mac Guaranteed Securities and USDA Securities	$6,733,750	$9,164	$6,742,914	$67,666	$(106,967)	$6,703,613

	December 31, 2012
	Unpaid Principal Balance	Unamortized Premium/(Discount)	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
	(in thousands)
Available-for-sale:
AgVantage	$4,637,706	$160	$4,637,866	$110,753	$(9,042)	$4,739,577
Farmer Mac Guaranteed USDA Securities	26,238	(452)	25,786	909	(14)	26,681
Total Farmer Mac Guaranteed Securities	4,663,944	(292)	4,663,652	111,662	(9,056)	4,766,258
USDA Securities	1,461,184	5,975	1,467,159	19,605	(169)	1,486,595
Total available-for-sale	6,125,128	5,683	6,130,811	131,267	(9,225)	6,252,853
Trading:
USDA Securities	98,499	6,415	104,914	624	(1,350)	104,188
Total Farmer Mac Guaranteed Securities and USDA Securities	$6,223,627	$12,098	$6,235,725	$131,891	$(10,575)	$6,357,041

The unrealized losses presented above are principally due to higher interest rates from the date of acquisition to December 31, 2013 and 2012, as applicable.  The credit exposure related to Farmer Mac's USDA Guarantees line of business is covered by the full faith and credit guarantee of the United States.  As of December 31, 2013, 13 AgVantage securities in loss positions had been in a loss position for more than 12 months with a total unrealized loss of $8.7 million. Each AgVantage security backed by agricultural mortgages requires some level of overcollateralization, or, in the case of rural utilities loans, 100 percent collateralization, and is secured by eligible loans of the issuing institution with a requirement that delinquent loans be removed from the collateral pool and replaced with current eligible loans. Thus, Farmer Mac does not believe it will realize any of those losses. Farmer Mac has concluded that none of the unrealized losses on its available-for-sale Farmer Mac Guaranteed Securities and USDA Securities represents an other-than-temporary impairment as of December 31, 2013 and 2012.  Farmer Mac does not intend to sell these securities, and it is not more likely than not that Farmer Mac will be required to sell the securities before recovery of the amortized cost basis.

During 2013, 2012, and 2011, Farmer Mac realized no gains or losses from the sale of Farmer Mac Guaranteed Securities and USDA Securities.

The amortized cost, fair value, and weighted average yield of available-for-sale Farmer Mac Guaranteed Securities and USDA Securities by remaining contractual maturity as of December 31, 2013 are set forth below. The balances presented are based on their final maturities, although the actual maturities may differ due to prepayments of the underlying assets.

Table 5.2

	December 31, 2013
	Available-for-Sale Securities
	Amortized Cost	Fair Value	Weighted- Average Yield
	(dollars in thousands)
Due within one year	$904,030	$913,404	2.37%
Due after one year through five years	3,153,604	3,181,924	2.18%
Due after five years through ten years	757,080	748,279	2.02%
Due after ten years	1,867,855	1,801,662	2.59%
Total	$6,682,569	$6,645,269	2.30%

Farmer Mac did not own any held-to-maturity Farmer Mac Guaranteed Securities or USDA Securities as of December 31, 2013 and 2012. As of December 31, 2013, Farmer Mac owned trading USDA Securities with an amortized cost of $60.3 million, a fair value of $58.3 million, and a weighted average yield of 5.60 percent. As of December 31, 2012, Farmer Mac owned trading USDA Securities with an amortized cost of $104.9 million, a fair value of $104.2 million, and a weighted average yield of 5.77 percent.